DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Exchangeable notes	$ 81,382	$ 92,955	$ 92,232
Carrying Amount [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	16,908	20,515
Exchangeable notes	81,382	92,955
Exchangeable note interest	999	1,150
Total maturities of financial liabilities	99,289	114,620
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	16,908	20,515
Exchangeable notes	99,900	115,000
Exchangeable note interest	105,894	126,500
Total maturities of financial liabilities	222,702	262,015
6 mths or less [Member]
Financial liabilities
Exchangeable notes
6 mths or less [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	16,908	20,515
Exchangeable notes
Exchangeable note interest	1,998	2,300
Total maturities of financial liabilities	18,906	22,815
6 mths - 12 mths [Member]
Financial liabilities
Exchangeable notes
6 mths - 12 mths [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Exchangeable notes
Exchangeable note interest	1,998	2,300
Total maturities of financial liabilities	1,998	2,300
1-2 years [Member]
Financial liabilities
Exchangeable notes
1-2 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Exchangeable notes
Exchangeable note interest	3,996	4,600
Total maturities of financial liabilities	3,996	4,600
2-5 years [Member]
Financial liabilities
Exchangeable notes
2-5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Exchangeable notes
Exchangeable note interest	11,988	13,800
Total maturities of financial liabilities	11,988	13,800
>5 years [Member]
Financial liabilities
Exchangeable notes	81,382	92,955
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Exchangeable notes	99,900	115,000
Exchangeable note interest	85,914	103,500
Total maturities of financial liabilities	$ 185,814	$ 218,500